Significant Accounting Policies - Additional Information (Detail)	12 Months Ended
Dec. 31, 2019 BRL (R$) Component Segment
Disclosure of significant accounting policies [line items]
Tax loss carry forwards up to annual taxable income	30.00%
Number of aircraft major components | Component	4
Gain (loss) on treasury shares | R$	R$ 0
Number of operating segments | Segment	1
TudoAzul Program [member]
Disclosure of significant accounting policies [line items]
Expiration period of points	2 years